Assets Held for Sale	12 Months Ended
Dec. 31, 2024
Assets Held For Sale [Abstract]
Assets Held for Sale

7. Assets held for sale

On October 17, 2024, the subsidiary Natuzzi Americas Inc. signed a preliminary agreement with the Group's majority shareholder for the sale of a building located in High Point, NC, USA, which is no longer functional to the Group's commercial objectives, for US$ 12.1 million (€11.6 million), a price set on the basis of the market value of the property as determined by a specific appraisal. The net book value of the property at the date of signing the preliminary sale agreement was 8,599 (US$ 8.9 million). On October 21, 2024, Natuzzi Americas obtained the down payment of US$ 3.8 million (€3.5 million), while the remaining part of the consideration was collected on the date of sale of the property. The sale of the property in favor of a company owned by the majority shareholder took place on March 25, 2025 (see note 46).

On November 20, 2024, the Romanian subsidiary signed a preliminary agreement for the sale of a plot of land for an amount of 2,900, to be completed by May 12, 2025, and received a down payment of 400. Then net book value of a plot of land is equal to 168.